Offsetting of financial assets and financial liabilities	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Offsetting of financial assets and financial liabilities

16	Financial investments

Carrying amount of financial investments
	2021	2020
	$m	$m
Financial investments measured at fair value through other comprehensive income	348,972	402,054
– treasury and other eligible bills	100,158	118,163
– debt securities	246,998	281,467
– equity securities	1,770	2,337
– other instruments	46	87
Debt instruments measured at amortised cost	97,302	88,639
– treasury and other eligible bills	21,634	11,757
– debt securities	75,668	76,882
At 31 Dec	446,274	490,693

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	766	17
Business facilitation	954	24
Others	50	3
At 31 Dec 2021	1,770	44

Investments required by central institutions	904	22
Business facilitation	1,387	22
Others	46	3
At 31 Dec 2020	2,337	47

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	1.2	1.5	1.3	2.1
US Government agencies	0.2	1.2	2.8	1.9
US Government-sponsored agencies	1.0	1.6	2.3	1.6
UK Government	2.5	0.5	0.7	2.6
Hong Kong Government	0.4	0.9	2.2	—
Other governments	2.0	2.5	2.2	3.7
Asset-backed securities	9.3	0.7	1.1	0.5
Corporate debt and other securities	2.3	1.3	2.4	3.1

Debt securities measured at amortised cost
US Treasury	0.7	1.3	5.9	2.9
US Government agencies	3.8	8.2	5.4	2.5
US Government-sponsored agencies	2.7	2.8	2.3	3.3
Hong Kong Government	2.0	3.8	2.1	4.8
Other governments	3.0	3.9	3.3	3.9
Asset-backed securities	—	—	—	7.5
Corporate debt and other securities	3.4	3.3	3.7	3.3
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2021 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.
HSBC Holdings

HSBC Holdings carrying amount of financial investments
	2021	2020
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	19,508	10,941
– debt securities	6,686	6,544
At 31 Dec	26,194	17,485

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	0.3	0.3	—	—
The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2021 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.

24	Financial liabilities designated at fair value

HSBC
	2021	2020
	$m	$m
Deposits by banks and customer accounts[1]	16,703	19,176
Liabilities to customers under investment contracts	5,938	6,385
Debt securities in issue (Note 25)	112,761	121,034
Subordinated liabilities (Note 28)	10,100	10,844
At 31 Dec	145,502	157,439
1    Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.
The carrying amount of financial liabilities designated at fair value was $827m more than the contractual amount at maturity. The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $2,084m (2020: loss of $2,542m).

HSBC Holdings
	2021	2020
	$m	$m
Debt securities in issue (Note 25)	26,818	19,624
Subordinated liabilities (Note 28)	5,600	6,040
At 31 Dec	32,418	25,664
The carrying amount of financial liabilities designated at fair value was $1,766m more than the contractual amount at maturity
(2020: $3,019m more). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $951m (2020: $1,210m).

29	Maturity analysis of assets, liabilities and off-balance sheet commitments
The table on page 402 provides an analysis of consolidated total assets, liabilities and off-balance sheet commitments by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:
•Trading assets and liabilities (including trading derivatives but excluding reverse repos, repos and debt securities in issue) are included in the ‘Due not more than 1 month’ time bucket, because trading balances are typically held for short periods of time.
•Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due over 5 years’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due over 5 years’ time bucket.
•Non-financial assets and liabilities with no contractual maturity are included in the ‘Due over 5 years’ time bucket.
•Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.
•Liabilities under insurance contracts are irrespective of contractual maturity included in the ‘Due over 5 years’ time bucket in the maturity table provided below. An analysis of the expected maturity of liabilities under insurance contracts based on undiscounted cash flows is provided on page 251. Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due over 5 years’ time bucket, although such contracts are subject to surrender and transfer options by the policyholders.
•Loan and other credit-related commitments are classified on the basis of the earliest date they can be drawn down.
HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	403,018	—	—	—	—	—	—	—	403,018
Items in the course of collection from other banks	4,136	—	—	—	—	—	—	—	4,136
Hong Kong Government certificates of indebtedness	42,578	—	—	—	—	—	—	—	42,578
Trading assets	244,422	2,403	440	194	468	621	294	—	248,842
Financial assets designated or otherwise mandatorily measured at fair value	4,968	89	585	515	224	855	1,852	40,716	49,804
Derivatives	195,701	164	85	110	233	91	310	188	196,882
Loans and advances to banks	55,572	10,889	5,469	1,078	1,512	5,321	3,134	161	83,136
Loans and advances to customers	160,583	82,531	69,380	42,459	42,651	107,393	220,746	320,071	1,045,814
– personal	50,573	11,373	8,934	8,022	7,766	25,271	78,373	284,922	475,234
– corporate and commercial	97,554	64,511	52,548	29,341	28,749	72,441	127,527	32,664	505,335
– financial	12,456	6,647	7,898	5,096	6,136	9,681	14,846	2,485	65,245
Reverse repurchase agreements – non-trading	155,997	49,392	18,697	9,386	3,661	2,672	1,843	—	241,648
Financial investments	47,084	68,034	33,233	20,638	21,779	49,903	80,367	125,236	446,274
Accrued income and other financial assets	79,077	5,932	2,935	536	537	265	812	3,722	93,816
Financial assets at 31 Dec 2021	1,393,136	219,434	130,824	74,916	71,065	167,121	309,358	490,094	2,855,948
Non-financial assets	—	—	—	—	—	—	—	101,991	101,991
Total assets at 31 Dec 2021	1,393,136	219,434	130,824	74,916	71,065	167,121	309,358	592,085	2,957,939
Off-balance sheet commitments received
Loan and other credit-related commitments	49,061	—	—	—	—	—	—	—	49,061
Financial liabilities
Hong Kong currency notes in circulation	42,578	—	—	—	—	—	—	—	42,578
Deposits by banks	63,660	2,695	2,419	238	125	14,653	16,734	628	101,152
Customer accounts	1,615,025	51,835	19,167	8,007	9,710	3,143	3,585	102	1,710,574
– personal	802,777	24,725	12,038	5,961	5,255	2,304	2,242	26	855,328
– corporate and commercial	623,459	22,980	5,654	1,762	3,402	706	1,167	33	659,163
– financial	188,789	4,130	1,475	284	1,053	133	176	43	196,083
Repurchase agreements – non-trading	117,625	4,613	1,716	292	142	975	377	930	126,670
Items in the course of transmission to other banks	5,214	—	—	—	—	—	—	—	5,214
Trading liabilities	79,789	3,810	346	218	223	445	73	—	84,904
Financial liabilities designated at fair value	18,080	9,437	4,514	3,287	4,485	17,422	42,116	46,161	145,502
– debt securities in issue: covered bonds	—	1,137	—	—	—	1,481	1,160	—	3,778
– debt securities in issue: unsecured	9,916	5,967	2,823	2,259	3,462	14,758	34,515	35,282	108,982
– subordinated liabilities and preferred securities	—	—	—	—	—	—	5,371	4,729	10,100
– other	8,164	2,333	1,691	1,028	1,023	1,183	1,070	6,150	22,642
Derivatives	190,233	46	11	30	25	100	288	331	191,064
Debt securities in issue	7,053	7,777	5,664	6,880	1,703	9,045	20,254	20,181	78,557
– covered bonds	—	—	—	997	—	996	860	—	2,853
– otherwise secured	957	164	42	31	193	896	1,696	1,207	5,186
– unsecured	6,096	7,613	5,622	5,852	1,510	7,153	17,698	18,974	70,518
Accruals and other financial liabilities	91,749	10,317	5,630	1,103	1,072	1,948	2,407	2,829	117,055
Subordinated liabilities	—	1	11	—	—	417	2,055	18,003	20,487
Total financial liabilities at 31 Dec 2021	2,231,006	90,531	39,478	20,055	17,485	48,148	87,889	89,165	2,623,757
Non-financial liabilities	—	—	—	—	—	—	—	127,405	127,405
Total liabilities at 31 Dec 2021	2,231,006	90,531	39,478	20,055	17,485	48,148	87,889	216,570	2,751,162
Off-balance sheet commitments given
Loan and other credit-related commitments	813,491	121	133	228	254	78	931	238	815,474
– personal	239,207	34	34	54	108	32	688	238	240,395
– corporate and commercial	456,498	76	91	168	143	46	243	—	457,265
– financial	117,786	11	8	6	3	—	—	—	117,814

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	304,481	—	—	—	—	—	—	—	304,481
Items in the course of collection from other banks	4,094	—	—	—	—	—	—	—	4,094
Hong Kong Government certificates of indebtedness	40,420	—	—	—	—	—	—	—	40,420
Trading assets	228,434	1,778	458	135	67	644	474	—	231,990
Financial assets designated at fair value	3,061	240	466	262	454	1,424	1,992	37,654	45,553
Derivatives	306,561	15	12	14	14	441	424	245	307,726
Loans and advances to banks	51,652	11,283	5,640	3,068	2,284	4,059	3,359	271	81,616
Loans and advances to customers	172,306	70,746	65,838	44,392	38,606	112,440	206,448	327,211	1,037,987
– personal	51,711	9,645	7,918	7,270	7,033	26,318	70,447	275,736	456,078
– corporate and commercial	101,684	55,009	51,755	31,529	28,553	76,225	125,393	47,446	517,594
– financial	18,911	6,092	6,165	5,593	3,020	9,897	10,608	4,029	64,315
Reverse repurchase agreements – non-trading	157,234	44,658	16,655	5,113	1,324	3,058	2,586	—	230,628
Financial investments	47,270	77,450	44,255	14,523	24,112	48,741	100,007	134,335	490,693
Accrued income and other financial assets	93,118	5,951	2,743	475	458	267	444	2,107	105,563
Financial assets at 31 Dec 2020	1,408,631	212,121	136,067	67,982	67,319	171,074	315,734	501,823	2,880,751
Non-financial assets	—	—	—	—	—	—	—	103,413	103,413
Total assets at 31 Dec 2020	1,408,631	212,121	136,067	67,982	67,319	171,074	315,734	605,236	2,984,164
Off-balance sheet commitments received
Loan and other credit-related commitments	60,849	—	—	—	—	—	—	—	60,849
Financial liabilities
Hong Kong currency notes in circulation	40,420	—	—	—	—	—	—	—	40,420
Deposits by banks	60,973	1,396	714	695	197	718	16,757	630	82,080
Customer accounts	1,533,595	61,376	22,568	9,375	8,418	4,467	2,859	122	1,642,780
– personal	766,631	32,429	15,511	6,276	5,825	3,591	1,976	39	832,278
– corporate and commercial	588,887	22,856	5,963	2,966	2,058	627	777	37	624,171
– financial	178,077	6,091	1,094	133	535	249	106	46	186,331
Repurchase agreements – non-trading	102,633	3,979	2,165	386	675	16	1,035	1,012	111,901
Items in the course of transmission to other banks	4,343	—	—	—	—	—	—	—	4,343
Trading liabilities	70,799	3,377	400	143	185	289	72	1	75,266
Financial liabilities designated at fair value	18,434	7,333	6,973	6,775	6,593	14,182	40,510	56,639	157,439
– debt securities in issue: covered bonds	—	—	—	—	—	1,239	2,918	—	4,157
– debt securities in issue: unsecured	10,762	4,470	5,522	5,604	5,530	10,455	31,710	42,825	116,878
– subordinated liabilities and preferred securities	—	—	—	—	—	—	3,912	6,932	10,844
– other	7,672	2,863	1,451	1,171	1,063	2,488	1,970	6,882	25,560
Derivatives	300,902	264	198	38	55	237	726	581	303,001
Debt securities in issue	6,552	12,329	14,964	9,764	3,878	9,215	16,618	22,172	95,492
– covered bonds	—	—	28	—	750	1,275	999	—	3,052
– otherwise secured	1,094	1,585	1,001	1,000	—	274	1,640	1,590	8,184
– unsecured	5,458	10,744	13,935	8,764	3,128	7,666	13,979	20,582	84,256
Accruals and other financial liabilities	96,821	9,794	3,886	692	1,174	1,742	3,179	3,053	120,341
Subordinated liabilities	619	—	237	—	12	12	2,658	18,413	21,951
Total financial liabilities at 31 Dec 2020	2,236,091	99,848	52,105	27,868	21,187	30,878	84,414	102,623	2,655,014
Non-financial liabilities	—	—	—	—	—	—	—	124,155	124,155
Total liabilities at 31 Dec 2020	2,236,091	99,848	52,105	27,868	21,187	30,878	84,414	226,778	2,779,169
Off-balance sheet commitments given
Loan and other credit-related commitments	842,974	435	172	243	296	180	299	171	844,770
– personal	235,606	172	27	47	115	125	288	171	236,551
– corporate and commercial	471,410	250	138	194	178	37	11	—	472,218
– financial	135,958	13	7	2	3	18	—	—	136,001
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,590	—	—	—	—	—	—	—	2,590
Derivatives	1,101	—	—	—	—	23	585	1,102	2,811
Loans and advances to HSBC undertakings	120	750	341	—	3,017	5,608	13,333	1,939	25,108
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	1,759	250	1,019	—	5,987	19,455	22,938	51,408
Financial investments	8,377	7,166	3,014	1,346	3,026	3,265	—	—	26,194
Accrued income and other financial assets	129	874	108	58	4	—	—	—	1,173
Total financial assets at 31 Dec 2021	12,317	10,549	3,713	2,423	6,047	14,883	33,373	25,979	109,284
Non-financial assets	—	—	—	—	—	—	—	163,888	163,888
Total assets at 31 Dec 2021	12,317	10,549	3,713	2,423	6,047	14,883	33,373	189,867	273,172
Financial liabilities
Amounts owed to HSBC undertakings	—	111	—	—	—	—	—	—	111
Financial liabilities designated at fair value	397	2,484	—	—	—	1,364	11,276	16,897	32,418
– debt securities in issue	397	2,484	—	—	—	1,364	8,020	14,553	26,818
– subordinated liabilities and preferred securities	—	—	—	—	—	—	3,256	2,344	5,600
Derivatives	1,167	—	—	—	—	5	1	47	1,220
Debt securities in issue	1,051	—	—	—	—	8,525	29,889	28,018	67,483
Accruals and other financial liabilities	1,778	730	1,612	68	12	—	—	40	4,240
Subordinated liabilities	—	—	—	—	—	—	3,809	13,250	17,059
Total financial liabilities 31 Dec 2021	4,393	3,325	1,612	68	12	9,894	44,975	58,252	122,531
Non-financial liabilities	—	—	—	—	—	—	—	311	311
Total liabilities at 31 Dec 2021	4,393	3,325	1,612	68	12	9,894	44,975	58,563	122,842

Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,913	—	—	—	—	—	—	—	2,913
Derivatives	1,473	—	5	—	—	9	1,131	2,080	4,698
Loans and advances to HSBC undertakings	—	600	120	—	—	312	6,027	3,384	10,443
Loans and advances to HSBC undertakings designated at fair value	—	451	—	—	—	4,320	23,203	37,279	65,253
Financial investments in HSBC undertakings	3,701	3,769	2,924	799	3,528	2,764	—	—	17,485
Accrued income and other financial assets	1,015	275	100	33	22	—	—	—	1,445
Total financial assets at 31 Dec 2020	9,102	5,095	3,149	832	3,550	7,405	30,361	42,743	102,237
Non-financial assets	—	—	—	—	—	—	—	160,936	160,936
Total assets at 31 Dec 2020	9,102	5,095	3,149	832	3,550	7,405	30,361	203,679	263,173
Financial liabilities
Amounts owed to HSBC undertakings	—	330	—	—	—	—	—	—	330
Financial liabilities designated at fair value	—	984	859	—	—	3,088	3,810	16,923	25,664
– debt securities in issue	—	984	859	—	—	3,088	2,108	12,585	19,624
– subordinated liabilities and preferred securities	—	—	—	—	—	—	1,702	4,338	6,040
Derivatives	3,052	—	—	—	—	—	—	8	3,060
Debt securities in issue	—	503	1,621	563	—	2,186	24,489	34,667	64,029
Accruals and other financial liabilities	3,769	689	301	57	12	—	1	36	4,865
Subordinated liabilities	—	—	—	—	—	—	4,067	13,849	17,916
Total financial liabilities at 31 Dec 2020	6,821	2,506	2,781	620	12	5,274	32,367	65,483	115,864
Non-financial liabilities	—	—	—	—	—	—	—	509	509
Total liabilities at 31 Dec 2020	6,821	2,506	2,781	620	12	5,274	32,367	65,992	116,373
Contractual maturity of financial liabilities
The following table shows, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives). For this reason, balances in the following table do not agree directly with those in our consolidated balance sheet. Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loans and other credit-related commitments and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	63,684	2,712	2,800	31,294	643	101,133
Customer accounts	1,613,065	54,092	37,219	7,093	138	1,711,607
Repurchase agreements – non-trading	117,643	4,615	2,157	1,359	935	126,709
Trading liabilities	84,904	—	—	—	—	84,904
Financial liabilities designated at fair value	18,335	9,760	13,606	63,834	50,953	156,488
Derivatives	190,354	192	190	1,792	1,332	193,860
Debt securities in issue	7,149	7,958	15,142	32,651	21,911	84,811
Subordinated liabilities	119	168	848	6,741	28,347	36,223
Other financial liabilities	129,706	9,842	7,664	4,577	2,697	154,486
	2,224,959	89,339	79,626	149,341	106,956	2,650,221
Loan and other credit-related commitments	813,471	121	615	1,029	238	815,474
Financial guarantees[1]	27,774	6	9	6	—	27,795
At 31 Dec 2021	3,066,204	89,466	80,250	150,376	107,194	3,493,490
Proportion of cash flows payable in period	88%	3%	2%	4%	3%

Deposits by banks	61,001	1,442	1,639	17,352	632	82,066
Customer accounts	1,530,584	64,809	40,755	7,720	153	1,644,021
Repurchase agreements – non-trading	102,664	3,984	3,257	1,058	1,017	111,980
Trading liabilities	75,266	—	—	—	—	75,266
Financial liabilities designated at fair value	18,815	7,556	19,243	59,835	55,475	160,924
Derivatives	300,158	356	579	1,830	2,128	305,051
Debt securities in issue	6,551	12,709	29,520	28,787	24,075	101,642
Subordinated liabilities	739	170	1,102	7,024	28,812	37,847
Other financial liabilities	140,094	9,120	5,113	5,030	2,887	162,244
	2,235,872	100,146	101,208	128,636	115,179	2,681,041
Loan and other credit-related commitments	842,945	434	740	480	171	844,770
Financial guarantees[1]	18,200	13	93	37	41	18,384
At 31 Dec 2020	3,097,017	100,593	102,041	129,153	115,391	3,544,195
Proportion of cash flows payable in period	87%	3%	3%	4%	3%
1
HSBC Holdings
HSBC Holdings’ primary sources of liquidity are dividends received from subsidiaries, interest on and repayment of intra-Group loans and securities, and interest earned on its own liquid funds. HSBC Holdings also raises funds in the debt capital markets to meet the Group’s minimum requirement for own funds and eligible liabilities. HSBC Holdings uses this liquidity to meet its obligations, including interest and principal repayments on external debt liabilities, operating expenses and collateral on derivative transactions.
HSBC Holdings is also subject to contingent liquidity risk by virtue of credit-related commitments and guarantees and similar contracts issued relating to its subsidiaries. Such commitments and guarantees are only issued after due consideration of HSBC Holdings’ ability to finance the commitments and guarantees and the likelihood of the need arising.
HSBC Holdings actively manages the cash flows from its subsidiaries to optimise the amount of cash held at the holding company level. During 2021, consistent with the Group’s capital plan, the Group’s subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
HSBC Holdings currently has sufficient liquidity to meet its present requirements.
Liquidity risk in HSBC Holdings is overseen by Holdings ALCO. This risk arises because of HSBC Holdings’ obligation to make payments to debt holders as they fall due and to pay its operating expenses. The liquidity risk related to these cash flows is managed by matching external debt obligations with internal loan cash flows and by maintaining an appropriate liquidity buffer that is monitored by Holdings ALCO.
The balances in the following table are not directly comparable with those on the balance sheet of HSBC Holdings as the table incorporates, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for derivatives not treated as hedging derivatives). Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Derivatives not treated as hedging derivatives are included in the ‘On demand’ time bucket.
In addition, loan commitments and financial guarantees and similar contracts are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under financial guarantees and similar contracts are classified on the basis of the earliest date on which they can be called.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	111	—	—	—	111
Financial liabilities designated at fair value	473	2,611	621	15,017	17,557	36,279
Derivatives	1,223	9	51	414	585	2,282
Debt securities in issue	1,196	276	1,286	43,360	30,800	76,918
Subordinated liabilities	81	155	722	7,222	20,777	28,957
Other financial liabilities	1,778	730	1,692	—	40	4,240
	4,751	3,892	4,372	66,013	69,759	148,787
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	13,746	—	—	—	—	13,746
At 31 Dec 2021	18,497	3,892	4,372	66,013	69,759	162,533

Amounts owed to HSBC undertakings	—	330	—	—	—	330
Financial liabilities designated at fair value	70	1,109	1,412	9,110	16,104	27,805
Derivatives	3,085	—	2	—	—	3,087
Debt securities in issue	135	760	3,354	31,567	37,103	72,919
Subordinated liabilities	82	156	726	7,513	21,552	30,029
Other financial liabilities	3,769	690	370	—	36	4,865
	7,141	3,045	5,864	48,190	74,795	139,035
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	13,787	—	—	—	—	13,787
At 31 Dec 2020	20,928	3,045	5,864	48,190	74,795	152,822
1    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

30	Offsetting of financial assets and financial liabilities
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
•the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and
•in the case of derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements, cash and non-cash collateral has been received/pledged.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
	Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)[1]	244,694	(53,378)	191,316	(139,945)	(11,359)	(36,581)	3,431	5,566	196,882
Reverse repos, stock borrowing and similar agreements classified as:[2]
– trading assets	21,568	(222)	21,346	(359)	(20,913)	(71)	3	1,729	23,075
– non-trading assets	353,066	(136,932)	216,134	(12,226)	(203,543)	(165)	200	25,731	241,865
Loans and advances to customers[3]	27,045	(10,919)	16,126	(13,065)	—	—	3,061	327	16,453
At 31 Dec 2021	646,373	(201,451)	444,922	(165,595)	(235,815)	(36,817)	6,695	33,353	478,275

Derivatives (Note 15)[1]	368,057	(69,103)	298,954	(230,758)	(13,766)	(48,154)	6,276	8,772	307,726
Reverse repos, stock borrowing and similar agreements classified as:[2]
– trading assets	21,204	(461)	20,743	(709)	(20,030)	—	4	1,534	22,277
– non-trading assets	318,424	(115,678)	202,746	(13,936)	(188,646)	(73)	91	28,258	231,004
Loans and advances to customers[3]	30,983	(10,882)	20,101	(17,031)	—	—	3,070	428	20,529
At 31 Dec 2020	738,668	(196,124)	542,544	(262,434)	(222,442)	(48,227)	9,441	38,992	581,536

Financial liabilities
Derivatives (Note 15)[1]	239,597	(53,378)	186,219	(139,945)	(23,414)	(18,225)	4,635	4,845	191,064
Repos, stock lending and similar agreements classified as:[2]
– trading liabilities	13,540	(222)	13,318	(359)	(12,959)	—	—	17	13,335
– non-trading liabilities	235,042	(136,932)	98,110	(12,226)	(85,590)	(203)	91	28,560	126,670
Customer accounts[4]	40,875	(10,919)	29,956	(13,065)	—	—	16,891	17	29,973
At 31 Dec 2021	529,054	(201,451)	327,603	(165,595)	(121,963)	(18,428)	21,617	33,439	361,042

Derivatives (Note 15)[1]	364,121	(69,103)	295,018	(230,758)	(21,387)	(37,343)	5,530	7,983	303,001
Repos, stock lending and similar agreements classified as:[2]
– trading liabilities	16,626	(461)	16,165	(709)	(15,456)	—	—	159	16,324
– non-trading liabilities	200,999	(115,678)	85,321	(13,936)	(71,142)	(215)	28	26,580	111,901
Customer accounts[4]	41,177	(10,882)	30,295	(17,031)	—	—	13,264	13	30,308
At 31 Dec 2020	622,923	(196,124)	426,799	(262,434)	(107,985)	(37,558)	18,822	34,735	461,534
1    At 31 December 2021, the amount of cash margin received that had been offset against the gross derivatives assets was $4,469m (2020: $7,899m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $9,479m (2020: $17,955m).
2    For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $23,075m (2020: $22,277m) and ‘Trading liabilities’ $13,335m (2020: $16,324m), see the ‘Funding sources and uses’ table on page 233.
3    At 31 December 2021, the total amount of ‘Loans and advances to customers’ was $1,045,814m (2020: $1,037,987m), of which $16,126m (2020: $20,101m) was subject to offsetting.
4    At 31 December 2021, the total amount of ‘Customer accounts’ was $1,710,574m (2020: $1,642,780m), of which $29,956m (2020: $30,295m) was subject to offsetting.
5    These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.